PGIM US Large-Cap Buffer 12 ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2024
Description	Shares	Value
Short-Term Investments 100.6%
Options Purchased*~
(cost $2,021,835)		$2,021,669

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.6% (cost $2,021,835)		2,021,669
Options Written*~ (3.0)%
(premiums received $61,006)		(61,172)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.6% (cost $1,960,829)		1,960,497
Other assets in excess of liabilities(z) 2.4%		49,196

Net Assets 100.0%		$2,009,693

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$4.83		41		4	$1,931,797
SPDR S&P 500 ETF Trust	Put	01/31/25	$482.88		41		4	89,872
Total Options Purchased (cost $2,021,835)								$2,021,669
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/31/25	$555.31		41		4	$(21,976)
SPDR S&P 500 ETF Trust	Put	01/31/25	$424.93		41		4	(39,196)
Total Options Written (premiums received $61,006)							$(61,172)

PGIM US Large-Cap Buffer 12 ETF - February
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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